Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	200,000,000
Common stock, shares issued	191,525,129	100,039,519
Common stock, shares outstanding	191,525,129	100,039,519
F shares
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,499,800	1,499,700
Common stock, shares outstanding	1,499,800	1,499,700